Expense Example - Amplify Top 10(TM) Robotics ETF - Amplify Top 10(TM) Robotics ETF	Aug. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157